INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2021
Investments in associates and joint ventures
Schedule of investments in venture capital associates

	December 31,	Fair value		December 31,
	2021	adjustment	Investment	2020
Total investments in associates measured at fair value through profit or loss	305	—	305	—

Investments in individually insignificant joint ventures
Investments in associates and joint ventures
Schedule of the composition of the Group's share of loss/(income) of associate

	Year ended December 31,
	2021	2020
Loss for the year	114	3

The Group’s share of the loss of the joint venture for the year	32	17

Other comprehensive income for the year	—	—
Total comprehensive income for the year	114	3

Gain on remeasurement of previously held interest upon acquisition	(415)	—
Compensation of losses	(96)	—

The Group’s share of total comprehensive (income)/loss of the joint venture for the year	(479)	17

MTS Belarus
Investments in associates and joint ventures
Schedule of reconciliation of summarized financial information to the carrying amount of the Group's interest in associate

	December 31,	December 31,
	2021	2020
Assets
Non-current assets	19,030	20,008
Current assets	15,386	12,705
Liabilities
Non-current liabilities	(9,062)	(11,257)
Current liabilities	(12,568)	(10,999)
Total identifiable net assets	12,786	10,457
The Group’s share in associate	49%	49%
The Group’s share of identifiable net assets	6,265	5,124
Carrying amount of the Group’s interest	6,265	5,124

Schedule of the composition of the Group's share of loss/(income) of associate

	Year ended December 31,
	2021	2020	2019
Revenue	39,383	36,121	32,593
Profit for the year	(10,379)	(10,267)	(9,354)
The Group’s share of the profit of the associate for the year	(5,086)	(5,031)	(4,583)
Other comprehensive income/(loss) for the year (currency translation adjustment)	(183)	397	842
Total comprehensive income for the year	(10,562)	(9,870)	(8,512)
The Group’s share of total comprehensive income of the associate for the year	(5,175)	(4,836)	(4,171)
Dividends received	4,034	4,212	3,821

Investments in Ozon Holdings Ltd and other individually insignificant associates and joint venture
Investments in associates and joint ventures
Schedule of investments in associates and joint ventures

	Country of		December 31,	December 31,
	operations	Operating activity	2021	2020
MTS Belarus	Belarus	telecommunications	6,265	5,124
Zelenaya Tochka	Russia	telecommunications	141	1,260
YouDo	Russia	classifieds	705	724
Sistema-Rentnaya Nedvizhimost	Russia	property investments mutual fund	—	636
Other unquoted companies	Russia		1,319	811
Total investments in associates accounted for using the equity method			8,430	8,555
Other unquoted companies accounted for at fair value through profit or loss	Russia		305	—
Total investments in associates			8,735	8,555

Schedule of recognized gain on sale included in the non-operating share of the income of the associates

2019
Proceeds from disposal	7,902
Less: carrying amount of investment on the date of disposal	(4,065)

Gain recognized*	3,837
*	A current tax expense of RUB 420 million is attributable to the aforementioned gain.

Investments in individually insignificant associates and joint ventures
Investments in associates and joint ventures
Schedule of the composition of the Group's share of loss/(income) of associate

	Year ended December 31,
	2021	2020	2019
(Profit)/loss for the year	(856)	(1,048)	2,448
The Group’s share of the (profit)/loss of the associates and joint ventures for the year	(181)	(273)	341
Other comprehensive income for the year	—	—	—
Total comprehensive (income)/loss for the year	(856)	(1,048)	2,448
The Group’s share of total comprehensive (income)/loss of the associate for the year	(181)	(273)	341